UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-01209

Bridges Investment Fund, Inc.
 (Exact name of registrant as specified in charter)

8401 West Dodge Road, Suite 256
Omaha, Nebraska 68114
 (Address of principal executive offices) (Zip code)

Edson L. Bridges III
8401 West Dodge Road, Suite 256
Omaha, Nebraska 68114
 (Name and address of agent for service)

(402) 397-4700
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2017

Date of reporting period: September 30, 2017

Item 1. Schedule of Investments.

BRIDGES INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2017
(Unaudited)

Title of Security	Shares	Cost	Value
COMMON STOCKS - 86.10%
Administrative and Support Services - 1.62%
PayPal Holdings, Inc. (a)	35,000	$871,561	$2,241,050
Amusement, Gambling, and Recreation Industries - 2.13%
The Walt Disney Co.	30,000	$1,588,580	$2,957,100
Beverage and Tobacco Product Manufacturing - 2.29%
Altria Group, Inc.	15,000	$451,341	$951,300
PepsiCo, Inc.	13,000	632,331	1,448,590
Philip Morris International, Inc.	7,000	338,718	777,070
		$1,422,390	$3,176,960
Broadcasting (except Internet) - 1.67%
Comcast Corp.	60,000	$1,381,050	$2,308,800
Building Material and Garden Equipment and Supplies Dealers - 1.58%
Home Depot, Inc.	10,000	$1,294,810	$1,635,600
Lowe's Companies, Inc.	7,000	534,185	559,580
		$1,828,995	$2,195,180
Chemical Manufacturing - 5.72%
Allergan Plc	15,000	$2,160,149	$3,074,250
Ecolab, Inc.	15,000	1,436,988	1,929,150
Gilead Sciences, Inc.	20,000	1,555,426	1,620,400
Johnson & Johnson	10,000	866,300	1,300,100
		$6,018,863	$7,923,900
Computer and Electronic Product Manufacturing - 9.58%
Apple, Inc.	67,000	$1,138,677	$10,326,040
QUALCOMM, Inc.	35,000	1,482,755	1,814,400
Thermo Fisher Scientific, Inc.	6,000	879,267	1,135,200
		$3,500,699	$13,275,640
Couriers and Messengers - 2.17%
FedEx Corp.	8,000	$1,337,963	$1,804,640
United Parcel Service, Inc. - Class B	10,000	985,007	1,200,900
		$2,322,970	$3,005,540
Credit Intermediation and Related Activities - 7.56%
Ameriprise Financial, Inc.	10,000	$971,393	$1,485,100
Capital One Financial Corp.	30,000	864,556	2,539,800
JPMorgan Chase & Co.	30,000	1,721,192	2,865,300
Wells Fargo & Co.	65,000	1,722,622	3,584,750
		$5,279,763	$10,474,950
Data Processing, Hosting and Related Services - 0.93%
Fiserv, Inc. (a)	10,000	$971,166	$1,289,600
Electrical Equipment, Appliance, and Component Manufacturing - 1.11%
Eaton Corp. Plc	20,000	$992,512	$1,535,800
Food Services and Drinking Places - 1.16%
Starbucks Corp.	30,000	$561,001	$1,611,300
Health and Personal Care Stores - 1.14%
Express Scripts Holding Co. (a)	25,000	$951,440	$1,583,000
Insurance Carriers and Related Activities - 2.65%
Berkshire Hathaway, Inc. - Class B (a)	20,000	$678,649	$3,666,400
Machinery Manufacturing - 1.41%
Roper Technologies, Inc.	8,000	$335,931	$1,947,200
Nonstore Retailers - 3.48%
Amazon.com, Inc. (a)	5,000	$1,231,664	$4,806,750
Oil and Gas Extraction - 2.30%
Continental Resources, Inc. (a)	45,000	$1,294,799	$1,737,450
EOG Resources, Inc.	15,000	1,564,500	1,451,100
		$2,859,299	$3,188,550
Other Information Services - 8.30%
Alphabet, Inc. - Class A (a)	4,000	$847,060	$3,894,880
Alphabet, Inc. - Class C (a)	4,010	844,083	3,846,031
Facebook, Inc. (a)	22,000	2,108,798	3,759,140
		$3,799,941	$11,500,051

Petroleum and Coal Products Manufacturing - 1.87%
Chevron Corp.	22,000	$1,206,019	$2,585,000
Professional, Scientific, and Technical Services - 22.19%
Amgen, Inc.	10,000	$1,609,946	$1,864,500
Biogen, Inc. (a)	3,500	756,617	1,095,920
Celgene Corp. (a)	50,000	2,585,088	7,291,000
Cognizant Technology Solutions Corp. - Class A	10,000	545,270	725,400
MasterCard, Inc.	70,000	1,245,377	9,884,000
Priceline Group, Inc. (a)	3,100	1,807,093	5,675,542
Visa, Inc. - Class A	40,000	1,087,480	4,209,600
		$9,636,871	$30,745,962
Rail Transportation - 2.34%
Union Pacific Corp.	28,000	$806,918	$3,247,160
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.90%
BlackRock, Inc.	9,000	$2,079,709	$4,023,810
TOTAL COMMON STOCKS		$50,325,991	$119,289,703

EXCHANGE TRADED FUNDS - 9.18%
Funds, Trusts, and Other Financial Vehicles - 9.18%
iShares Core S&P Mid-Cap ETF	40,000	$3,684,766	$7,156,000
iShares Core S&P Small-Cap ETF	75,000	2,746,435	5,566,500
TOTAL EXCHANGE TRADED FUNDS		$6,431,201	$12,722,500

SHORT-TERM INVESTMENTS - 4.86%
Mutual Funds - 4.86%
SEI Daily Income Trust Treasury - Class A, 0.850% (b)	6,734,191	$6,734,191	$6,734,191
TOTAL SHORT-TERM INVESTMENTS		$6,734,191	$6,734,191

TOTAL INVESTMENTS - 100.14%		$63,491,383	$138,746,394
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.14)%			(199,365)
TOTAL NET ASSETS - 100.00%			$138,547,029

Percentages are stated as a percent of the value of net assets.

(a)	Non Income Producing.
(b)	Variable rate security; the rate shown is the effective rate as of September 30, 2017.

The accompanying notes are an integral part of these Schedule of Investments.

Notes to Schedule of Investments

Financial Accounting Standards Board ("FASB") accounting standards codification "Fair Value Measurements and Disclosures" Topic 820 ("ASC 820"), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  ASC 820 requires additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Unadjusted quoted prices in active markets for identical investments.

•
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices of similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The valuation techniques used by the Fund to measure fair value for the nine months ended September 30, 2017 maximized the use of observable inputs and minimized the use of unobservable inputs.  During the nine months ended September 30, 2017, no securities held by the Fund were deemed as Level 3.

The following is a summary of the inputs used as of September 30, 2017, in valuing the Fund's investments carried at fair value:

Description	Level 1	Level 2	Level 3	Total

Investments
Common Stocks	$119,289,703	$-	$-	$119,289,703
Exchange Traded Funds	12,722,500	-	-	12,722,500
Short-Term Investments	6,734,191	-	-	6,734,191
Total Investments in Securities	$138,746,394	$-	$-	$138,746,394

There were no transfers between Levels 1 and 2 during the period ended September 30, 2017. Transfers between levels are recognized at the end of the reporting period. Refer to the Schedule of Investments for further information on the classification of investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Bridges Investment Fund, Inc.

By (Signature and Title)  /s/ Edson L. Bridges III
                                            Edson L. Bridges III, President and
                                            Chief Executive and Investment Officer

Date   November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Edson L. Bridges III
                                              Edson L. Bridges III, President and
                                              Chief Executive and Investment Officer

Date  November 27, 2017

By (Signature and Title)*  /s/ Brian Kirkpatrick
                                              Brian Kirkpatrick, Executive Vice President

Date  November 27, 2017

By (Signature and Title)* /s/ Nancy K. Dodge
                                              Nancy K. Dodge, Treasurer and
                                             Chief Compliance Officer/Principal Financial Officer

Date  November 27, 2017

* Print the name and title of each signing officer under his or her signature.